Brandes Separately Managed Account Reserve Trust (Prospectus Summary) | Brandes Separately Managed Account Reserve Trust
Separately Managed Account Reserve Trust
Investment Objective
The Separately Managed Account Reserve Trust (the "Fund") seeks to maximize long-term total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (fees paid from Fund assets)
Annual Fund Operating Expenses		Brandes Separately Managed Account Reserve Trust
Management Fees	[1][2]	0.55%
Other Expenses	[2][3]	0.32%
Total Annual Fund Operating Expenses	[2]	0.87%
Less Fee Waiver and/or Expense Reimbursement	[2]	(0.87%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		none
[1]	The Fund does not pay any management fees, advisory fees or expenses to the Advisor or affiliates of the Advisor. The amount under "Management fees" reflects the estimated amount of fees that would be attributable to advisory services if the Advisor charged the Fund for its services.
[2]	Investors in the Fund must be clients of "wrap account" programs sponsored by broker-dealers which have an agreement with the Advisor, or certain other persons or entities. The Advisor has agreed to pay or reimburse all expenses of the Fund other than extraordinary expenses. See "Shareholder Information."
[3]	The Fund does not pay any other ordinary expenses. The amount under "Other expenses" reflects the estimated amount of operating expenses of the Fund which would be paid if the fees were not paid by the Advisor.

Example
This Example illustrates the amount of expenses you could incur if the Advisor charged the Fund for its services. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, No Expense Reimbursement, 1 Year	Expense Example, With Redemption, No Expense Reimbursement, 3 Years	Expense Example, With Redemption, No Expense Reimbursement, 5 Years	Expense Example, With Redemption, No Expense Reimbursement, 10 Years
Brandes Separately Managed Account Reserve Trust	89	278	482	1,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56.16% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of debt securities. These include debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, debt securities issued by

U.S. and foreign companies, collateralized mortgage obligations, and U.S. and foreign mortgage-backed and asset-backed debt securities. The Fund may invest up to 60% of its total assets in non-U.S. dollar securities, and may engage in currency hedging. The Fund may use derivative instruments, such as options contracts, futures contracts and swap agreements, for risk management purposes or otherwise as part of its investment strategies. Brandes Investment Partners,

L.P., the investment advisor to the Fund (the "Advisor"), generally uses the principles of value investing to analyze and select debt securities for the

Fund's investment portfolio. As part of this process, the Advisor reviews such measures as the issuer's free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization ("EBITDA")-to-interest ratio,

debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Fund may invest in debt instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as "high-yield bonds" or "junk bonds"). The Fund invests in debt securities that can be purchased at prices or yield premiums over

U.S. Treasury securities (or other relatively risk free securities) which the

Advisor believes to be attractive based on the Advisor's assessment of each security's intrinsic value. The Advisor will typically sell a security from the

Fund's portfolio when the Advisor's research process identifies a significantly better investment opportunity. The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund's portfolio or to meet requirements for redemption of Fund shares.

Principal Investment Risks
Because the values of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Principal risks of the Fund are as follows:

  ·  Credit Risk - Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer's securities held by the Fund may decline in response to adverse developments with respect to the issuer.

  ·  Debt/Fixed Income Securities Risk - As with most fixed income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase.

  ·  Derivatives Risk - The Fund's use of derivative instruments, such as options contracts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments.

  ·  Foreign Securities Risk - Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments and other overall economic conditions in the countries where the issuers of these securities are located.

  ·  Liquidity Risk - Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price.

  ·  Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

  ·  Non-Investment Grade (Junk Bond) Securities Risk - Below investment grade debt securities (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

  ·  Portfolio Turnover Risk - The Fund is actively managed, which means that the

     Advisor may frequently buy and sell securities. Frequent trading increases a

     Fund's portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes. Increased transaction costs could detract from the Fund's performance.

Performance
The following information shows you how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The table below compares the Fund's total return over time to broad-based indices. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at

www.brandesinstitutionalfunds.com.

Separately Managed Account Reserve Trust Year-by-Year Total Returns as of December 31, 2011

Best Quarter  Q2 2009 20.91% Worst Quarter Q3 2008 -16.44%

Separately Managed Account Reserve Trust Average Annual Total Returns For periods ending December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Brandes Separately Managed Account Reserve Trust	Separately Managed Account Reserve Trust Return Before Taxes	4.75%	4.45%	5.10%	Oct. 03, 2005
Brandes Separately Managed Account Reserve Trust After Taxes on Distributions	Return After Taxes on Distributions	2.47%	1.59%	2.28%	Oct. 03, 2005
Brandes Separately Managed Account Reserve Trust After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.08%	2.02%	2.62%	Oct. 03, 2005
Brandes Separately Managed Account Reserve Trust Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	6.03%	Oct. 03, 2005
Brandes Separately Managed Account Reserve Trust Barclays Capital U.S. Intermediate Credit Bond Index	Barclays Capital U.S. Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.37%	6.21%	5.78%	Oct. 03, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.